As filed with the Securities and Exchange Commission on August 15, 2017

File No. 333-216648

File No. 811-23237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☑
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1	☑

(Check appropriate box or boxes.)

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, State of Colorado, on this 15th day of August, 2017.

Transamerica ETF Trust

/s/ Marijn P. Smit
Sole Initial Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Marijn P. Smit Marijn P. Smit	Trustee and President (chief executive officer)	August 15, 2017

/s/ James S. Parsons James S. Parsons*	Trustee	August 15, 2017

/s/ Francis J. Enderle Francis J. Enderle*	Trustee	August 15, 2017

/s/ Vincent J. Toner Vincent J. Toner	Vice President and Treasurer (chief financial officer and controller)	August 15, 2017

*By	/s/ Tané T. Tyler	Vice President,	August 15, 2017
	Tané T. Tyler**	Associate General Counsel, Chief Legal Officer and Secretary

**	Attorney-in-fact pursuant to power of attorney filed previously.

Exhibits Filed With

Post-Effective Amendment No. 1

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 333-216648

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document